Filed with the U.S. Securities and Exchange Commission on November 12, 2015

1933 Act Registration File No.   333-187194
1940 Act File No. 811-22811
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	27	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	29	[	X	]

(Check appropriate box or boxes.)

BRIDGE BUILDER TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Sean Graber, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 27 to the Registration Statement of the Bridge Builder Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 25 to the Registration Statement on Form N-1A filed on October 27, 2015.  This PEA No. 27 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 25 to the Trust’s Registration Statement.

BRIDGE BUILDER TRUST

PART C

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 27 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Louis and State of Missouri, on the 12th day of November 2015.

BRIDGE BUILDER TRUST By: /s/ William H. Broderick III* William H. Broderick III, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

William H. Broderick III*	Trustee	November 12, 2015
William H. Broderick III

Jean Carter*	Trustee	November 12, 2015
Jean Carter

William Fiala*	Trustee	November 12, 2015
William Fiala

Janice Innis-Thompson*	Trustee	November 12, 2015
Janice Innis-Thompson

Michelle Keeley**	Trustee	November 12, 2015
Michelle Keeley

William Scheffel*	Trustee	November 12, 2015
William Scheffel

John Tesoro*	Trustee	November 12, 2015
John Tesoro

/s/ Joseph C. Neuberger*	President and Principal	November 12, 2015
Joseph C. Neuberger	Executive Officer

Jason F. Hadler*	Treasurer and Principal	November 12, 2015
Jason F. Hadler	Financial Officer

By: /s/ Elaine E. Richards
Elaine E. Richards
*Attorney-in-fact pursuant to Powers of Attorney dated May 22, 2013 filed October 15, 2013. **Attorney-in-fact pursuant to Power of Attorney dated August 19, 2015 filed August 28, 2015.

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INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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